Deferred Offering Costs	12 Months Ended
Mar. 31, 2025
Deferred Offering Costs [Abstract]
DEFERRED OFFERING COSTS

NOTE－8 DEFERRED OFFERING COSTS

Included in the deposits, prepayments and other receivables, the deferred offering costs as of March 31, 2025 and March 31, 2024 were as follows:

	March 31, 2025	March 31, 2024

Deferred offering costs	$1,021,405	$836,288